STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) - USD ($)	Common Stock	Additional Paid-In Capital	Stock Subscriptions Payable	Accumulated Deficit	Accumulated Other Comprehensive Income	Total
Beginning balance, shares at Dec. 31, 2015	9,169,418
Beginning balance, value at Dec. 31, 2015		$ 21,975,988	$ 21,514	$ (16,193,263)	$ (533,352)	$ 5,270,887
Derivative liability adjustment		(169,700)				(169,700)
Private placement, common stock and warrants issuance for cash and subscriptions payable, shares	668,167
Private placement, common stock and warrants issuance for cash and subscriptions payable, value		169,700	(21,514)			148,186
Private placement, common stock, shares	380,000
Private placement, common stock, value		76,000				76,000
Issuance of stock for purchase of oil properties from related parties, Shares	3,997,431
Issuance of stock for purchase of oil properties from related parties, value		867,443				867,443
Net income/loss and comprehensive loss				(7,332,474)	161,864	(7,170,610)
Ending balance, shares at Dec. 31, 2016	14,215,016
Ending balance, value at Dec. 31, 2016		22,919,431	0	(23,525,737)	(371,488)	(977,794)
Private placement, common stock issuance for cash, shares	1,380,495
Private placement, common stock issuance for cash		176,052				176,052
Issuance of stock for services, shares	258,208
Issuance of stock for services		83,060				83,060
Stock options issued		53,712				53,712
Net income/loss and comprehensive loss				279,961	(34,325)	245,636
Ending balance, shares at Dec. 31, 2017	15,853,719
Ending balance, value at Dec. 31, 2017		23,232,255	0	(23,245,776)	(405,813)	(419,334)
Private placement, common stock issuance for cash, shares	1,000,000
Private placement, common stock issuance for cash		100,000				100,000
Stock options exercised, shares issued	240,000
Stock options exercised, value		12,000				12,000
Net income/loss and comprehensive loss				14,012	2,801	16,813
Ending balance, shares at Dec. 31, 2018	17,093,719
Ending balance, value at Dec. 31, 2018		$ 23,344,255	$ 0	$ (23,231,764)	$ (403,012)	$ (290,521)